Stock Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2014
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

			Weighted
			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual Term	Aggregate Intrinsic
	Shares	Price	(in years)	Value
Outstanding as of December 31, 2012	137,000	$9.70	1.9	$-
Granted	-
Cancelled	(32,000)	$10.06
Exercised	-
Outstanding as of December 31, 2013	105,000	$11.03	2.6	$-
Granted	-
Cancelled	(56,000)	$10.26
Exercised	-

Outstanding as of December 31, 2014	49,000	$11.01	1.8	$-

Exercisable as of December 31, 2014	49,000	$11.92	1.8	$-

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

			Weighted
			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual Term	Aggregate Intrinsic
	Shares	Price	(in years)	Value
Outstanding as of December 31, 2012	2,007,083	$13.90	14.0	$-
Granted	17,639,700	$0.40
Cancelled	(24,750)	$5.56
Exercised	(65,050)	$13.36
Outstanding as of December 31, 2013	19,556,983	$3.60	4.7	$-
Granted	1,707,000	$2.50
Cancelled	(12,000)
Exercised	-

Outstanding as of December 31, 2014	21,251,983	$3.02	3.8	$-

Exercisable as of December 31, 2014	21,251,983	$3.02	3.8	$-